Balance Sheet Details - Schedule of Inventory (Details) - USD ($)	Jul. 31, 2017	Jul. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Raw materials	$ 82,000	$ 120,000
Finished goods	191,000	230,000
Inventory, net	$ 273,000	$ 350,000